Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015
Schwab Fundamental International Small Company Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Schwab Fundamental International Small Company Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks investment results that correspond generally (before fees and expenses) to the total return of the Russell Fundamental Developed ex-U.S. Small Company Index.
Expense [Heading]	rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 41% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund's "Financial highlights" because the financial highlights include only the fund's direct operating expenses and do not include AFFE, which reflect fees and expenses incurred indirectly by the fund through its investments in other investment companies during its prior fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE) after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund primarily invests in stocks that are included in the Russell Fundamental Developed ex-U.S. Small Company Index[1](the “Index”). The Index measures the performance of the small company size segment by fundamental overall company scores (“scores”), which are created using as the universe the companies in the Russell Developed ex-U.S. Index (the “Russell Index”). Securities are grouped in order of decreasing score and each company receives a weight based on the total weights of the companies within the Russell Index. Companies are split at the 87.5% point based on fundamental weights. Companies below this breakpoint make up the Index. The Index uses a partial quarterly reconstitution methodology in which the Index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Index is compiled and calculated by Russell Investments in conjunction with Research Affiliates LLC, and the method of calculating the components of the Index is subject to change.

It is the fund’s policy that, under normal circumstances, it will invest at least 90% of its net assets in stocks included in the Index. The fund will notify its shareholders at least 60 days before changing this policy. The fund will generally give the same weight to a given stock as the Index does. However, when the investment adviser believes it is in the best interest of the fund, such as to avoid purchasing odd-lots (i.e., purchasing less than the usual number of shares traded for a security), for tax considerations, or to address liquidity considerations with respect to a stock, the investment adviser may cause the fund’s weighting of a stock to be more or less than the Index’s weighting of the stock. The fund may sell securities that are represented in the Index in anticipation of their removal from the Index, or buy securities that are not yet represented in the Index in anticipation of their addition to the Index. The fund does not hedge its exposure to foreign currencies. However, the fund may use forward contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

The fund uses an “indexing” investment approach, which attempts to replicate, before expenses, the performance of the Index by purchasing a basket of securities that compose the Index. Using this approach, the investment adviser seeks a correlation, over time, of 0.95 or better between the fund’s performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. However, it is possible that the investment adviser may determine to utilize instead a “sampling” methodology in seeking to achieve the fund’s objective. Sampling means that the investment adviser uses quantitative analysis to select stocks from the Index universe to obtain a representative sample of stocks that resembles the Index in terms of key risk factors, performance attributes and other characteristics. In certain circumstances it may not be possible or practicable for the fund to invest in all of the stocks comprising the Index or in proportion to their weightings in the Index.

There can be no guarantee that the performance of the fund will achieve a high degree of correlation with that of the Index. A number of factors may affect the fund’s ability to achieve a high correlation with its Index, including the degree to which the fund utilizes a sampling technique. The correlation between the performance of the fund and its Index may also diverge due to transaction costs, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the fund’s portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the fund but not to the Index.

Like many index funds, the fund also may invest in derivatives, principally futures contracts, and lend its securities to minimize the gap in performance that exists between any index fund and its corresponding index. This gap occurs mainly because, unlike the Index, the fund incurs expenses and must keep a small portion of its assets in cash for business operations. By using futures, the fund can gain market exposure and potentially offset a portion of the gap attributable to its cash holdings. Any income realized through securities lending may help reduce the portion of the gap attributable to expenses. In addition, the fund may invest in exchange-traded funds.

The fund may concentrate its investments in an industry or group of industries to the extent that the Index the fund is designed to track is also so concentrated.

		[1] Index ownership—“Russell Fundamental Developed ex-U.S. Small Company Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental International Small Company Index Fund is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund is subject to risks, any of which could cause an investor to lose money. The fund's principal risks include:

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Investment Style Risk. The fund invests in smaller companies outside the U.S. stock market, as measured by the index. It follows these stocks during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index.

A significant percentage of the index may be composed of securities in a single industry or sector of the economy. If the fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Small-Cap Risk. Historically, small-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments—large-cap stocks, for instance—the fund’s performance also will lag those investments.

Tracking Error Risk. As an index fund, the fund seeks to track the performance of its comparative index, although it may not be successful in doing so. The divergence between the performance of the fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. For example, the fund may not invest in certain securities in the index, or match the securities’ weightings to the index, due to regulatory, operational, custodial or liquidity constraints; corporate transactions; asset valuations; transaction costs and timing; tax considerations; and index rebalancing, which may result in tracking error.

Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.

Foreign Investment Risk. The fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. To the extent the fund’s investments in a single country or a limited number of countries represent a larger percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political and social conditions in those countries and it may be subject to increased price volatility.

Derivatives Risk. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. The fund's use of derivatives could reduce the fund's performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Sampling Index Tracking Risk. To the extent the fund uses a sampling method, the fund will not fully replicate its comparative index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. When the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Exchange Traded Funds (ETFs) Risk. The fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a proportionate share of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio securities.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

		For more information on the risks of investing in the fund, please see the “Fund details” section in the prospectus.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, any of which could cause an investor to lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compared to that of a broad based index and a composite index comprised of the fund's current and prior broad based indexes. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.csimfunds.com/schwabfunds_prospectus. On October 19, 2009, the Investor Share class, Select Share class and Institutional Share class were combined into a single class of shares of the fund, and the fund no longer offers multiple classes of shares. The performance history of the fund, prior to October 19, 2009, is that of the fund’s former Institutional Shares.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compared to that of a broad based index and a composite index comprised of the fund's current and prior broad based indexes.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fundamental Developed ex-U.S. Small Company Spliced Index is an internally calculated index, comprised of the FTSE RAFI Developed ex-U.S. Mid Small 1500 Index from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental Developed ex-U.S. Small Company Index (Net) from October 19, 2012 forward.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.csimfunds.com/schwabfunds_prospectus
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns (%) as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 37.55% Q2 2009 Worst Quarter: (17.14%) Q3 2011
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12/31/14
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (“IRA”) or other tax-advantaged account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (“IRA”) or other tax-advantaged account. In some cases, the return after taxes may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Schwab Fundamental International Small Company Index Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a % of the amount sold or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.40%
Acquired fund fees and expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%	[1]
Less expense reduction	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
Total annual fund operating expenses after expense reduction	rr_NetExpensesOverAssets	0.51%	[1],[2]
1 year	rr_ExpenseExampleYear01	52
3 years	rr_ExpenseExampleYear03	164
5 years	rr_ExpenseExampleYear05	285
10 years	rr_ExpenseExampleYear10	640
1 year	rr_ExpenseExampleNoRedemptionYear01	52
3 years	rr_ExpenseExampleNoRedemptionYear03	164
5 years	rr_ExpenseExampleNoRedemptionYear05	285
10 years	rr_ExpenseExampleNoRedemptionYear10	640
2009	rr_AnnualReturn2009	47.92%
2010	rr_AnnualReturn2010	18.62%
2011	rr_AnnualReturn2011	(12.66%)
2012	rr_AnnualReturn2012	15.46%
2013	rr_AnnualReturn2013	25.04%
2014	rr_AnnualReturn2014	(4.63%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	37.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.14%)
1 year	rr_AverageAnnualReturnYear01	(4.63%)
5 years	rr_AverageAnnualReturnYear05	7.36%
Since Inception	rr_AverageAnnualReturnSinceInception	4.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2008
Schwab Fundamental International Small Company Index Fund | After taxes on distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(5.05%)
5 years	rr_AverageAnnualReturnYear05	6.58%
Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2008
Schwab Fundamental International Small Company Index Fund | After taxes on distributions and sale of shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.16%)
5 years	rr_AverageAnnualReturnYear05	5.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2008
Schwab Fundamental International Small Company Index Fund | Comparative Indices (reflect no deduction for expenses or taxes) Russell Fundamental Developed ex-U.S. Small Company Index (Net)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(3.42%)	[3],[4]
5 years	rr_AverageAnnualReturnYear05		[3],[4]
Since Inception	rr_AverageAnnualReturnSinceInception		[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 24, 2011	[3],[4]
Schwab Fundamental International Small Company Index Fund | Comparative Indices (reflect no deduction for expenses or taxes) Fundamental Developed ex-U.S. Small Company Spliced Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(3.42%)	[5]
5 years	rr_AverageAnnualReturnYear05	8.13%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2008	[5]

[1]	The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund's "Financial highlights" because the financial highlights include only the fund's direct operating expenses and do not include AFFE, which reflect fees and expenses incurred indirectly by the fund through its investments in other investment companies during its prior fiscal year. Expenses of other investment companies are not direct costs paid by the fund shareholders and have no impact on costs associated with fund operations.
[2]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.49% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees. This agreement is limited to the fund's direct operating expenses and does not apply to AFFE.
[3]	The inception date of the Russell Fundamental Developed ex-U.S. Small Company Index (Net) is February 24, 2011. The fund began tracking the index on October 19, 2012.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[5]	The Fundamental Developed ex-U.S. Small Company Spliced Index is an internally calculated index, comprised of the FTSE RAFI Developed ex-U.S. Mid Small 1500 Index from inception of the fund until the close of business on October 18, 2012 and the Russell Fundamental Developed ex-U.S. Small Company Index (Net) from October 19, 2012 forward.